Improvements to concession assets - net - Summary of Improvements to Concession Assets (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Construction in-progress [Member]
Disclosure of detailed information about service concession arrangements [Line Items]
Beginning balance	$ 12,369,898	$ 6,568,212	$ 5,352,578
Additions	6,917,645	7,311,966	4,233,640
Transfers	(7,522,852)	(1,474,633)	(2,997,862)
Currency translation effect	128,671	(35,647)	(20,144)
Ending balance	11,893,362	12,369,898	6,568,212
Improvements to concession assets [Member]
Disclosure of detailed information about service concession arrangements [Line Items]
Beginning balance	26,503,586	22,105,909	19,032,526
Additions	1,662,838	3,466,108	346,931
Divestitures	(45,073)	(45,609)	(29,567)
Transfers	7,522,852	1,474,633	2,997,862
Currency translation effect	803,410	(497,455)	(241,843)
Ending balance	36,447,613	26,503,586	22,105,909
Total investment [Member]
Disclosure of detailed information about service concession arrangements [Line Items]
Beginning balance	38,873,484	28,674,121	24,385,104
Additions	8,580,483	10,778,074	4,580,571
Divestitures	(45,073)	(45,609)	(29,567)
Currency translation effect	932,081	(533,102)	(261,987)
Ending balance	48,340,975	38,873,484	28,674,121
Investment Net [Member]
Disclosure of detailed information about service concession arrangements [Line Items]
Beginning balance	28,997,244	20,260,493	16,857,852
Additions	7,046,845	9,200,013	3,584,900
Divestitures	(9,630)	(35,113)	(15,499)
Currency translation effect	577,857	(428,149)	(166,760)
Ending balance	36,612,316	28,997,244	20,260,493
Accumulated amortization [Member]
Disclosure of detailed information about service concession arrangements [Line Items]
Beginning balance	(9,876,240)	(8,413,628)	(7,527,252)
Additions	(1,533,638)	(1,578,061)	(995,671)
Divestitures	35,443	10,496	14,068
Currency translation effect	(354,224)	104,953	95,227
Ending balance	$ (11,728,659)	$ (9,876,240)	$ (8,413,628)